Cover - shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2021
Current Fiscal Year End Date	--06-30
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-37651
Entity Registrant Name	Atlassian Corporation Plc
Entity Incorporation, State or Country Code	X0
Entity Address, Country	GB
Entity Address, Address Line One	Exchange House
Entity Address, Address Line Two	Primrose Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC2A 2EG
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	TEAM
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001650372
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	137,307,769
Number of shares outstanding	137,037,518	127,685,599	117,273,566
Class B Ordinary Shares
Document Information [Line Items]
Security Reporting Obligation	15(d)
Entity Common Stock, Shares Outstanding	114,609,645
Number of shares outstanding	114,609,645	119,761,681	124,722,559
Business Contact
Document Information [Line Items]
Entity Address, Country	GB
Entity Address, Address Line One	Exchange House
Entity Address, Address Line Two	Primrose Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	EC2A 2EG
Contact Personnel Name	Stuart Fagin
City Area Code	415
Local Phone Number	701.1110
Contact Personnel Email Address	IR@atlassian.com